Other Non-Operating Income (Expense), Net	12 Months Ended
Sep. 01, 2016
Other Nonoperating Income (Expense) [Abstract]
Other Non-Operating Income (Expense), Net
Other Non-Operating Income (Expense), Net

For the year ended	2016	2015	2014
Gain (loss) from changes in currency exchange rates	$(24)	$(27)	$(28)
Loss on restructure of debt	(4)	(49)	(184)
Gain from disposition of interest in Aptina	—	1	119
Gain from issuance of Inotera shares	—	—	93
Other	(26)	22	(25)
	$(54)	$(53)	$(25)

In 2016, we recognized other non-operating expense of $30 million to write off indemnification receivables upon the resolution of uncertain tax positions.